Related party transactions	12 Months Ended
Mar. 31, 2014
Related party transactions

13. Related party transactions:

DOCOMO is majority-owned by NTT, which is a holding company for more than 900 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and its affiliates in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. As of March 31, 2013 and 2014, the balances of “Accounts payable, trade” attributable to transactions with related parties primarily consisted of accounts payable relating to a number of different types of transactions with NTT group companies and Sumitomo Mitsui Card, which is DOCOMO’s affiliate. During the fiscal years ended March 31, 2012, 2013 and 2014, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥91,416 million, ¥93,207 million and ¥75,768 million, respectively.

NTT and its subsidiaries collectively own 99.9% of the voting interests in NTT FINANCE CORPORATION (“NTT FINANCE”), of which DOCOMO owned 2.9% as of March 31, 2014. Accordingly, NTT FINANCE is a related party of DOCOMO. DOCOMO has carried out the following transactions with NTT FINANCE.

DOCOMO has entered into contracts for bailments of cash for consumption with NTT FINANCE for cash management purposes. Under the terms of the contracts, excess cash generated at DOCOMO is bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interest from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailments was ¥350,000 million as of March 31, 2013. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥100,000 million, “Short-term investments” of ¥10,000 million, and “Other assets” of ¥240,000 million in the consolidated balance sheet as of March 31, 2013. The contracts had remaining terms to maturity ranging less than 3 years with an average interest rate of 0.2% per annum as of March 31, 2013.

The balance of bailments was ¥586,911 million as of March 31, 2014. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥346,911 million and “Other assets” of ¥240,000 million in the consolidated balance sheet as of March 31, 2014. The contracts had remaining terms to maturity ranging less than 2 years with an average interest rate of 0.2% per annum as of March 31, 2014.

The average balances of the contracts for bailments that expired during the fiscal years ended March 31, 2012, 2013 and 2014 were ¥58,907 million, ¥67,836 million and ¥99,206 million, respectively. The amount of interest derived from the contracts was recorded as “Interest income” of ¥183 million, ¥248 million and ¥796 million in the consolidated statements of income for the fiscal years ended March 31, 2012, 2013 and 2014, respectively.

In May, 2012, DOCOMO and NTT FINANCE entered into a basic contract regarding the transfer of DOCOMO’s “receivables for mobile communications services” for the convenience of DOCOMO’s customers. In June, 2012, DOCOMO and NTT FINANCE entered into an individual contract regarding the transfers of receivables.

Under the contracts, “receivables for mobile communications services” which DOCOMO decides to sell are reclassified to receivables held for sale and are sold to NTT FINANCE at fair value on a monthly basis. By the end of the month following the month of sale, the entire amount sold is paid to DOCOMO by NTT FINANCE. DOCOMO has no further involvement with the receivables sold.

For the fiscal year ended March 31, 2013, the amount of “receivables for mobile communications services” that DOCOMO sold to NTT FINANCE was ¥2,741,252 million and the aggregated amount of losses on sales of receivables and adjustments to recognize the receivables held for sale at the lower of cost or fair value was ¥65,280 million and was included in “Selling, general and administrative” expenses in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2013, was ¥240,205 million and was included in “Other receivables” in its consolidated balance sheet.

For the fiscal year ended March 31, 2014, the amount of “receivables for mobile communications services” that DOCOMO sold to NTT FINANCE was ¥3,717,135 million and the aggregated amount of losses on sales of receivables and adjustments to recognize the receivables held for sale at the lower of cost or fair value was ¥64,789 million and was included in “Selling, general and administrative” expenses in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2014, was ¥248,732 million and was included in “Other receivables” in its consolidated balance sheet.